SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued freight costs	$ 1,057,374	$ 947,372
Accrued payroll	716,278	416,039
Accrued value added tax	641,634	386,083
Accrued interest on convertible note	449,146
Accrued professional services	1,006	41,554
Other accrued liabilities	15,367	3,527
Total accrued expenses	$ 2,880,805	$ 1,794,575